Income Taxes - Income Tax Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Taxes
Loss before income taxes	$ (34,618)	$ (23,440)	$ (98,895)	$ (55,658)
United States statutory income tax rate			21.00%	21.00%
Income tax (benefit) at United States statutory income tax rate			$ (20,768)	$ (11,688)
Change in valuation allowance			24,609	18,842
Return to provision adjustment			(2,624)	(7,029)
Tax rate changes			(1,028)	0
State tax benefit			(195)	0
Other			6	20
Income tax benefit			$ 0	$ 145